CERTIFICATION

        Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger & Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the form of the Prospectus used with respect to Neuberger & Berman Focus Fund, Neuberger & Berman Genesis Fund, Neuberger & Berman Guardian Fund, Neuberger & Berman Manhattan Fund, Neuberger & Berman Partners Fund and Neuberger & Berman Socially Responsive Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 77 ("Amendment No. 77") to the Registrant's Registration Statement and (b) that Amendment No. 77 was filed electronically.





Dated:  December 22, 1997                   By:    /S/ CLAUDIA A. BRANDON
                                                   ----------------------
                                                   Claudia A. Brandon
                                                   Secretary